TAXES ON INCOME (Schedule of Reconciliation of Income Tax Rate) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income (loss) before taxes as reported in the statements of operations		$ 5,116	$ (5,205)	$ 904
Tax rate	20.00%	23.00%	24.00%	25.00%
Theoretical tax		$ 1,177	$ (1,249)	$ 226
Increase (decrease) in taxes:
Non-deductible items		32	185	249
Losses and other items for which a valuation allowance was provided		972	1,769	977
Realization of carryforward tax losses for which valuation allowance was provided		(1,293)	(28)	(541)
Changes in valuation allowance		(377)		(1,602)
Tax rate differences in subsidiaries		223	(71)	236
Adjustment of deferred tax balances following a changes in tax rates			410
Provision for uncertain tax positions		717	245	(230)
Taxes in respect of prior years		(2)	21	79
Tax withheld against which valuation allowance was provided this year		755	638	602
Investment tax credit		(180)	(178)	(220)
Other		48	(47)	102
Total taxes on income		$ 2,072	$ 1,695	$ (122)